As filed with the Securities and Exchange Commission on September 7, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7385

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2017

Updated January 28, 2016

Item 1. Reports to Stockholders.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

ADVISOR CLASS (FARAX)

INSTITUTIONAL CLASS (FARIX)

SUPER INSTITUTIONAL CLASS (FARYX)

ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2017

TABLE OF CONTENTS

SHAREHOLDER LETTER	1

PERFORMANCE SUMMARY	4

EXPENSE EXAMPLE	5

CONSOLIDATED ALLOCATION OF PORTFOLIO HOLDINGS	7

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	16

CONSOLIDATED STATEMENT OF OPERATIONS	17

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS	18

CONSOLIDATED FINANCIAL HIGHLIGHTS	19

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	36

ADDITIONAL INFORMATION	37

TRUSTEES AND OFFICER INFORMATION	38

PRIVACY NOTICE	40

DISCUSSION OF FUND PERFORMANCE

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

Market conditions/environment July 1st 2016 to June 30th 2017

The investment landscape continued to be heavily influenced by both political and macro-economic surprises, but unlike the beginning of 2016 where fears of a global recession were mounting, it was underpinned by an improving global growth outlook and most notably from advanced economies. Amidst this backdrop, risk assets and equities (+19.4%)1 were well supported but with a high degree of regional performance dispersion at any point in time, whilst Government bonds (-0.4%)2 and Commodities posted losses (-6.5%)3.

The first significant event was at the beginning of August, with the Japanese government announcing an expansionary fiscal package and the Bank of Japan introducing a yield target on the ten-year bond, spurring the largest depreciation in the Japanese yen since the end of July. In the UK, the Bank of England responded to post-Brexit uncertainty with a suite of easing measures such as resuming quantitative easing and cutting interest rates, resulting in the falling yields of UK gilt.

The largest macro shock of 2016 was Donald Trump winning the US presidential election. Markets reacted favorably to the surprise victory with expectations of lower taxes and higher infrastructure spending which were factored into equity prices. At the same time, inflation expectations continued to increase, leading, in part, to a broad sell-off in bonds. Elsewhere, emerging markets led the strong performance across major equity indices while European equities lagged as disappointment surrounding the lack of further stimulus from the European Central Bank weighed on prices.

2017 began with global activity growth accelerating above trend especially in advanced economies and inflation improving due to stabilizing commodity prices. Asset markets reflected this more favorable outlook on the whole, though uncertainty surrounding the feasibility of President Trump’s associated policies, as well the Federal Reserve’s decision to raise interest rates for the second time since 2009, added volatility.

Going into the second quarter, the Federal Reserve continued its policy of normalization by raising interest rates, while the European Central Bank, Bank of Canada and Bank of England began articulating their respective exit policies, triggering a sharp rise in global interest rates in the last week of June.

On the political front, although the French elections passed without any surprises, the same cannot be said for the UK, where the Conservatives gave up a large lead in the polls and failed to gain a majority. Elsewhere, Trump’s White House continues to be mired in investigatory proceedings while yet another Brazilian scandal emerged.

Looking ahead, global growth remains strong, especially in advanced economies, with the expansionary impulse now being driven by Europe. We expect inflation to remain close to central bank targets and not accelerate towards more problematic levels, especially given the recent weakness in commodity prices. Nevertheless, a number of central banks have expressed confidence in inflation moving higher which should lead to tighter monetary policy than is currently expected.

Fund Performance

For the fiscal year ended June 30th 2017, Fulcrum Diversified Absolute Return Fund Institutional Class shares had a total return of +2.18%. The Fund’s gains were driven by directional exposures, which more than offset small losses from relative value, diversifying strategies and the hedging program.

Our Japanese policy theme was a key a driver of returns in the second half of 2016, with gains concentrated in long Japanese equity exposure and a negative stance on the Japanese yen.

Following the US election result, we swiftly re-orientated the portfolio to reflect a more positive macro outlook. In particular, we reduced exposure to government bonds and emerging markets, while initiating a positive stance on the US dollar. These added significant value over the remainder of the year. But the elevated expectations for President Trump’s stimulative policies were questioned in the first quarter, as the new President found it difficult to gain traction within Congress. Consequently, many assets that had benefited post the election retraced their gains. Moreover, emerging market equities, which stood to lose out from Trump’s protectionist measures, retraced their late-2016 losses and surged +15%. While we reduced exposure here in early January, our negative stance on both emerging market equities and currencies detracted from returns, offsetting gains made in the fourth quarter.

Despite the lack of follow-through on the US President’s policy objectives and rising geopolitical concerns (in North Korea and Syria), global equities were buoyed by the strength of economic activity, more benign inflation backdrop and reversal in global bond yields, supporting our directional equity views. Hedging detracted modestly, given the backdrop of falling volatility.

While the portfolio is positioned to benefit from the global expansionary environment, diversification remains a key component of our strategy. To this end, we maintain our exposure to gold miners and global bonds, as well as a portfolio of options that should protect against growth faltering.

Opinions expressed are those of Fulcrum Asset Management and are subject to change, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

1 MSCI World Index Hedged Daily measures the equity market performance of developed markets (Source: MSCI)

2 Barclays Global Aggregate Bond Index (USD Hedged): The Barclays Global Aggregate Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. (Source: Barclays)

3 Bloomberg Commodity Index measures the performance of 20 commodities, made up of 22 exchange-traded futures on physical commodities. (Source: Bloomberg)

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Diversification does not assure a profit nor protect against loss in a declining market.

The Fulcrum Diversified Absolute Return Fund is distributed by Quasar Distributors, LLC.

Fulcrum Diversified Absolute Return Fund

PERFORMANCE SUMMARY

June 30, 2017 (Unaudited)

Investment Returns

For the year ended June 30, 2017

	One Year	Since Inception*
Fulcrum Diversified Absolute Return Fund
Advisor Class **	1.92%	1.79%
Institutional Class ***	2.18%	-1.32%
Super Institutional Class ***	2.18%	-1.32%
3 month USD LIBOR interest rate	0.92%	0.71%

* Average annualized returns.

** Inception date on May 11, 2016.

*** Inception date on July 31, 2015.

Fulcrum Diversified Absolute Return Fund

Expense Example

June 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fulcrum Diversified Absolute Return Fund

Expense Example

June 30, 2017 (Unaudited)

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)
Advisor Class
Actual Fund Return	$1,000.00	$ 995.90	1.32%	$6.52
Hypothetical 5% Return	$1,000.00	$1,018.26	1.32%	$6.59

Institutional Class
Actual Fund Return	$1,000.00	$ 996.90	1.07%	$5.27
Hypothetical 5% Return	$1,000.00	$1,019.51	1.07%	$5.33

Super Institutional Class
Actual Fund Return	$1,000.00	$ 996.90	1.06%	$5.26
Hypothetical 5% Return	$1,000.00	$1,019.53	1.06%	$5.32

(1)              Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund

Consolidated Allocation of Portfolio Holdings by Market Exposure of Cash settled instruments, Futures, and Options

June 30, 2017 (Unaudited)

* Diversifying Strategies – are comprised of systematically implemented exposure using futures to various asset classes which are included for diversification purposes and could include equities, fixed income, currencies and commodities.

Fulcrum Diversified Absolute Return Fund

Consolidated Allocation of Portfolio Holdings by Risk Contribution

June 30, 2017 (Unaudited)

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2017

PURCHASED OPTIONS - 0.3%	Contracts		Value
Put Options Purchased - 0.1%
E-mini S&P 500 Options at $2,000, September 15, 2017	165		$26,813
EURO STOXX 50 Index at $3,300, July 21, 2017 (3)	275		53,396
S&P 500 Index Knockout Option at 2,350, September 15, 2017	4,644		33,149
Total Put Options Purchased (Premiums Paid $148,050)			113,358

Call Options Purchased - 0.1%
EURO STOXX 50 Index at $3,650, July 21, 2017 (3)	283		2,909
EURO STOXX 50 Volatility Index Mini Option (VSTOXX) at $25, August 16, 2017	924		68,598
EURO STOXX 50 Volatility Index Mini Option (VSOTXX) at $26, August 16, 2017	463		31,729
Total Call Options Purchased (Premiums Paid $172,340)			103,236

Currency Options Purchased - 0.1%	Notional
EUR Put / GBP Call at 0.847, September 15, 2017	708,000	EUR	97,771
EUR Put / GBP Call at 0.855, September 22, 2017	658,000	EUR	152,923
Total Currency Options Purchased (Premiums Paid $313,278)			250,694

Binary Option Purchased - 0.0%
EURO STOXX 50 Index >=3750 and EURUSD <=1.10, December 15, 2017 (4)	402,000	EUR	21,662
Total Binary Option Purchased (Premiums Paid $53,272)			21,662

TOTAL PURCHASED OPTIONS (Cost $686,940)			488,950

SHORT-TERM INVESTMENTS - 79.8%
Foreign Government Obligation - 55.3% (1) (2)	Principal
French Discount Treasury Bills	Amount
(0.604%), 08/23/2017	10,650,000	EUR	12,174,042
(0.622%), 11/08/2017	33,600,000	EUR	38,448,847
United Kingdom 1% Treasury Gilt
0.135%, 09/07/2017	39,950,000	GBP	52,115,139
Total Foreign Government Obligation (Cost $98,480,169)			102,738,028

United States Treasury Bills - 24.5% (2)
0.733%, 07/06/2017	34,600,000	USD	34,597,924
1.013%, 10/12/2017	11,000,000	USD	10,968,749
Total United States Treasury Bills (Cost $45,569,032)			45,566,673

TOTAL SHORT-TERM INVESTMENTS (Cost $144,049,201)			148,304,701

Total Investments (Cost $144,736,141) - 80.1%			148,793,651
Other Assets in Excess of Liabilities - 19.9%			37,467,682
TOTAL NET ASSETS - 100.0%			$186,261,333

(1) Foreign issued security.

(2) Rate quoted is effective yield of position.

(3) Position held in Subsidiary. See Note 1.

(4) One-touch option, option will pay only if both terms are met at expiration.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2017

WRITTEN OPTIONS - (0.0%)

Put Option Written - (0.0%)	Contracts	Value
E-mini S&P 500 European Style Options, at $2,320, July 21, 2017	(90)	$(17,550)
Total Put Option Written (Premiums Received $35,842)		(17,550)

Call Options Written - (0.0%)
EURO STOXX 50 Index at $3,750, July 21, 2017 (1)	(283)	(646)
The Chicago Board Options Exchange Volatility Index (VIX) at $24, August 16, 2017	(1,124)	(39,340)
The Chicago Board Options Exchange Volatility Index (VIX) at $25, August 16, 2017	(558)	(18,135)
Total Call Options Written (Premiums Received $108,841)		(58,121)

TOTAL WRITTEN OPTIONS (Premiums Received $144,683)		$(75,671)

FORWARD CURRENCY CONTRACTS(2)

			USD Value				Unrealized
Settlement	Currency	Pay	June 30,	Currency	Receive	USD Value	Appreciation/
Date	Delivered	Amount	2017	Received	Amount	June 30, 2017	(Depreciation)
July 03, 2017	USD	263,487	$263,487	EUR	230,862	$263,719	$232
July 12, 2017	EUR	1,570,348	1,794,731	CZK	41,967,543	1,836,718	41,987
August 23, 2017	EUR	10,650,000	12,199,019	USD	11,957,665	11,957,665	(241,354)
September 07, 2017	GBP	40,149,750	52,405,958	USD	49,658,373	49,658,373	(2,747,585)
September 20, 2017	AUD	14,900,000	11,440,099	USD	11,303,349	11,303,349	(136,750)
September 20, 2017	BRL	23,083,264	6,851,171	USD	6,887,547	6,887,547	36,376
September 20, 2017	CAD	6,623,542	5,114,304	USD	5,006,000	5,006,000	(108,304)
September 20, 2017	EUR	11,802,674	13,539,943	GBP	10,400,787	13,581,401	41,458
September 20, 2017	EUR	6,047,000	6,937,076	JPY	752,685,268	6,716,590	(220,486)
September 20, 2017	EUR	3,904,000	4,478,641	NOK	37,055,088	4,445,661	(32,980)
September 20, 2017	EUR	13,618,000	15,622,472	SEK	132,557,231	15,809,327	186,855
September 20, 2017	EUR	4,021,449	4,613,378	USD	4,526,000	4,526,000	(87,378)
September 20, 2017	GBP	431,000	562,802	EUR	490,084	562,221	(581)
September 20, 2017	GBP	264,000	344,733	USD	341,025	341,025	(3,708)
September 20, 2017	HUF	57,190,724	212,240	USD	210,000	210,000	(2,240)
September 20, 2017	IDR	1,477,043,333	109,713	USD	110,000	110,000	287
September 20, 2017	INR	15,648,652	239,502	USD	240,000	240,000	498
September 20, 2017	JPY	51,922,696	463,332	EUR	411,000	471,496	8,164
September 20, 2017	JPY	763,193,397	6,810,359	USD	6,911,922	6,911,922	101,563
September 20, 2017	KRW	5,468,283,742	4,785,309	USD	4,861,819	4,861,819	76,510
September 20, 2017	MYR	1,099,472	255,235	USD	256,195	256,195	960
September 20, 2017	NOK	1,410,186	169,186	EUR	147,000	168,637	(549)
September 20, 2017	NOK	28,961,794	3,474,672	USD	3,432,652	3,432,652	(42,020)
September 20, 2017	PHP	21,779,510	429,862	USD	430,000	430,000	138
September 20, 2017	PLN	1,500,240	404,707	USD	400,000	400,000	(4,707)
September 20, 2017	RUB	279,757,146	4,662,197	USD	4,763,537	4,763,537	101,340
September 20, 2017	SEK	50,371,853	6,007,557	EUR	5,164,000	5,924,104	(83,453)
September 20, 2017	SEK	11,723,958	1,398,248	USD	1,350,912	1,350,912	(47,336)
September 20, 2017	SGD	13,850	10,073	USD	10,000	10,000	(73)
September 20, 2017	TRY	4,437,015	1,231,639	USD	1,230,751	1,230,751	(888)
September 20, 2017	TWD	12,767,655	420,997	USD	420,000	420,000	(997)
September 20, 2017	USD	2,823,883	2,823,883	AUD	3,716,000	2,853,115	29,232
September 20, 2017	USD	1,002,365	1,002,365	BRL	3,383,112	1,004,116	1,751
September 20, 2017	USD	8,115,536	8,115,536	CAD	10,734,946	8,288,885	173,349
September 20, 2017	USD	303,537	303,537	CLP	201,824,840	303,290	(247)
September 20, 2017	USD	299,000	299,000	EUR	263,341	302,103	3,103
September 20, 2017	USD	5,643,950	5,643,950	GBP	4,396,000	5,740,320	96,370

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2017

FORWARD CURRENCY CONTRACTS (Continued)

			USD Value				Unrealized
Settlement	Currency	Pay	June 30,	Currency	Receive	USD Value	Appreciation/
Date	Delivered	Amount	2017	Received	Amount	June 30, 2017	(Depreciation)
September 20, 2017	USD	1,906,967	$1,903,967	HUF	521,629,602	$1,935,819	$31,852
September 20, 2017	USD	1,761,097	1,761,097	IDR	23,591,818,645	1,752,366	(8,731)
September 20, 2017	USD	2,030,847	2,030,847	INR	131,903,332	2,018,774	(12,073)
September 20, 2017	USD	248,000	248,000	JPY	27,429,276	244,765	(3,235)
September 20, 2017	USD	831,175	831,175	KRW	935,121,368	818,327	(12,848)
September 20, 2017	USD	4,616,426	4,616,426	MYR	19,686,750	4,570,148	(46,278)
September 20, 2017	USD	4,475,000	4,475,000	NOK	37,832,071	4,538,879	63,879
September 20, 2017	USD	343,621	343,621	PHP	17,122,469	337,946	(5,675)
September 20, 2017	USD	2,003,456	2,003,456	PLN	7,602,207	2,050,785	47,329
September 20, 2017	USD	1,020,711	1,020,711	RUB	59,970,020	999,410	(21,301)
September 20, 2017	USD	240,000	240,000	SEK	2,029,130	242,003	2,003
September 20, 2017	USD	240,640	240,640	SGD	332,209	241,614	974
September 20, 2017	USD	9,555,738	9,555,738	TRY	34,460,474	9,565,633	9,895
September 20, 2017	USD	1,571,459	1,571,459	TWD	47,173,703	1,555,493	(15,966)
September 20, 2017	USD	586,176	586,176	ZAR	7,642,402	576,038	(10,138)
September 20, 2017	ZAR	29,288,204	2,207,567	USD	2,218,000	2,218,000	10,433
November 08, 2017	EUR	33,600,000	38,653,587	USD	37,569,571	37,569,571	(1,084,016)
							$(3,915,359)

(1) Position held in Subsidiary. See Note 1.

(2) J.P. Morgan Securities, Inc. is counterparty to all contracts.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2017

TOTAL RETURN SWAPS

						Unrealized
		Rate	Termination			Appreciation/
Counterparty	Referenced Obligation	(paid) received	Date	Notional Amount		(Depreciation)
JPM	JPCMFBAN Index (1)	USD LIBOR (2) 1M +0.70%	12/21/2017	2,581,381	USD	$75,035
JPM	JPCMFMIN Index (3)	USD LIBOR 1M +0.54%	6/7/2018	3,206,569	USD	(14,113)
JPM	JPEBCSMI Index (4)	CHF LIBOR 1M +0.30%	5/23/2018	1,792,475	CHF	8,352
JPM	JPLPEINT Index (5)	EUR EURIBOR (6) 1M -1.15%	6/20/2018	(2,056,029)	EUR	25,600
JPM	JPTAOBRL Index (7)	BRL CDI (8) -4.78%	7/26/2018	(204,408)	BRL	(3,181)
JPM	JPUKINTL Index (9)	GBP LIBOR 1M +0.30%	6/20/2018	1,792,702	GBP	(3,608)
JPM	Korea Stock Exchange KOSPI (10) 200 Index	KRW SYNTHETIC 1M	9/18/2017	770,747,750	KRW	(3,517)
JPM	Russell 2000 Total Return Growth Index	USD LIBOR 1M -0.32%	6/21/2018	(4,317,010)	USD	(20,922)
JPM	Russell 2000 Total Return Value Index	USD LIBOR 1M +0.03%	6/21/2018	4,315,294	USD	74,594
JPM	S&P 500 Health Care Sector Index	USD LIBOR 1M +0.20%	12/14/2017	2,227,785	USD	(11,836)
TOTAL OF TOTAL RETURN SWAPS						$126,404

INFLATION SWAPS

							Unrealized
	Pay/Receive			Termination			Appreciation/
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Date	Notional Amount		(Depreciation)
JPM	Pay	UK-RPI (11)	3.5520%	2/14/2022	13,971,000	GBP	$74,477
JPM	Pay	UK-RPI	3.5109%	3/15/2022	3,523,000	GBP	14,486
JPM	Pay	USA-CPI-U(12)	2.2245%	2/3/2022	10,797,000	USD	167,482
JPM	Pay	USA-CPI-U	2.2670%	2/3/2022	6,400,000	USD	124,223
TOTAL OF INFLATION SWAPS							$380,668

INTEREST RATE SWAP CONTRACTS

							Unrealized
	Pay/Receive			Termination			Appreciation/
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Date	Notional Amount		(Depreciation)
JPM	Receive	MXN-TIIE-Banxico (13)	7.3094%	6/7/2019	194,184,000	MXN	$83,352
JPM	Receive	USD-LIBOR-BBA	2.0095%	2/3/2022	18,028,800	USD	(198,003)
JPM	Receive	USD-LIBOR-BBA	2.0292%	2/3/2022	6,700	USD	(80)
JPM	Receive	USD-LIBOR-BBA	2.0331%	2/3/2022	13,400	USD	(162)
JPM	Receive	HUF-BUBOR-Reuters (14)	1.1357%	9/20/2022	1,200,000,000	HUF	18,384
JPM	Pay	JPY-LIBOR-BBA	0.2800%	12/14/2026	1,288,349,000	JPY	46,639
JPM	Receive	JPY-LIBOR-BBA	0.9450%	12/14/2046	447,789,000	JPY	(158,173)

TOTAL OF INTEREST RATE SWAP CONTRACTS							$(208,043)

Counterparty abbreviations:

JPM - J.P. Morgan Investment Bank

(1) JPCMFBAN Index is a custom basket of banks.

(2) LIBOR - London Interbank Offered Rate

(3) JPCMFMIN Index is a custom basket of mining companies.

(4) JPEBCSMI Index is a custom basket of Swiss stocks.

(5) JPLPEINT Index is a custom basket of euro area multinational companies.

(6) EURIBOR - Euro Interbank Offered Rate

(7) JPTAOBRL Index is a custom basket of Brazil stocks.

(8) BRL-CDI - Brazil Average One-Day Interbank Deposit

(9) JPUKINTL Index is a custom basket of British multinational companies.

(10) KOSPI - The Korea Composite Stock Price Index

(11) UK-RPI - United Kingdom Retail Price Index

(12) CPI-U - CPI for All Urban Consumers

(13) MXN-TIIE-Bamxico - Interbank Equilibrium Interest Rate for Mexican Pesos

(14) HUF-BUBOR - Budapest Inter-Bank Offered Rate

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2017

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CZK - Czech Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South-Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Kroner
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Rouble
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish New Lira
TWD - Taiwan Dollar
USD - US Dollar
ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2017

FUTURES CONTRACTS

	Number of			Unrealized
	Contracts	Notional		Appreciation/
Futures Contracts	Long (Short)	Value	Expiration Date	(Depreciation)
Amsterdam Exchanges Index	6	$694,200	July 2017	$(12,827)
Australia SPI 200 Index	15	1,628,179	September 2017	(22,224)
Australian 10 Year Government Bond	28	20,950,448	September 2017	(45,616)
Australian Dollar	3	230,250	September 2017	2,933
Brent Crude (1)	(6)	(292,620)	September 2017	(1,732)
British Pound	(30)	(2,445,938)	September 2017	(47,777)
CAC 40 Index	45	2,629,720	July 2017	(33,046)
Canadian 10 Year Government Bond	14	1,517,350	September 2017	(47,345)
Canadian Dollar	(8)	(617,920)	September 2017	(12,939)
Cocoa (1)	(17)	(329,800)	September 2017	9,585
Coffee ‘C’ (1)	(5)	(235,688)	September 2017	8,252
Copper (1)	2	135,550	September 2017	2,294
Corn (1)	(1)	(19,050)	September 2017	(453)
Cotton No. 2 (1)	10	342,950	December 2017	(21,135)
Crude Oil (1)	(7)	(322,280)	August 2017	(29)
DAX Index	6	2,110,697	September 2017	(57,060)
E-mini Dow	14	1,491,000	September 2017	(1,573)
E-mini S&P 500	54	6,536,430	September 2017	(9,973)
Euro FX Currency	4	573,350	September 2017	4,904
EURO STOXX 50 Index	694	27,195,948	September 2017	(473,437)
Euro-BTP Italian Government Bond	10	1,543,505	September 2017	(23,666)
Euro-Bund	(77)	(14,235,774)	September 2017	239,557
Euro-BUXL 30 Year Bond	42	7,844,119	September 2017	(222,910)
Euro-OAT	15	2,543,802	September 2017	(31,064)
Feeder Cattle (1)	2	147,925	August 2017	6,294
FTSE 100 Index	47	4,433,529	September 2017	(67,785)
FTSE/JSE TOP 40 Index	(8)	(279,347)	September 2017	(1,836)
FTSE/MIB Index	7	819,454	September 2017	(8,223)
Gold 100 oz (1)	2	248,460	August 2017	(3,666)
Hang Seng China Enterprises Index	8	522,322	July 2017	(4,537)
Hang Seng Index	8	1,310,799	July 2017	(4,966)
Hard Red Winter Wheat (1)	81	2,144,475	September 2017	222,989
IBEX 35 Index	10	1,188,512	July 2017	(19,497)
Japanese Yen	(19)	(2,116,125)	September 2017	45,055
Lean Hogs (1)	12	402,000	August 2017	12,972
Live Cattle (1)	5	232,600	August 2017	(13,598)
London Metal Exchange Copper (1)	1	148,075	July 2017	10,522
London Metal Exchange Copper (1)	(1)	(148,075)	July 2017	(3,403)
London Metal Exchange Copper (1)	1	148,288	August 2017	3,403
London Metal Exchange Lead (1)	5	285,250	July 2017	11,892
London Metal Exchange Lead (1)	(5)	(285,250)	July 2017	(22,758)
London Metal Exchange Lead (1)	4	229,000	August 2017	13,257
London Metal Exchange Lead (1)	(1)	(57,250)	August 2017	(5,078)
London Metal Exchange Nickel (1)	5	280,650	July 2017	13,035
London Metal Exchange Nickel (1)	(5)	(280,650)	July 2017	(10,113)
London Metal Exchange Nickel (1)	1	56,229	August 2017	318
London Metal Exchange Nickel (1)	(5)	(281,145)	August 2017	(13,050)

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2017

FUTURES CONTRACTS (Continued)

	Number of			Unrealized
	Contracts	Notional		Appreciation/
Futures Contracts	Long (Short)	Value	Expiration Date	(Depreciation)
London Metal Exchange Primary Aluminum (1)	12	$573,150	July 2017	$8,171
London Metal Exchange Primary Aluminum (1)	(12)	(573,150)	July 2017	(2,285)
London Metal Exchange Primary Aluminum (1)	13	622,131	August 2017	3,355
London Metal Exchange Primary Aluminum (1)	(1)	(47,856)	August 2017	(328)
London Metal Exchange Tin (1)	3	302,400	July 2017	1,461
London Metal Exchange Tin (1)	(3)	(302,400)	July 2017	(18,159)
London Metal Exchange Tin (1)	3	301,650	August 2017	17,841
London Metal Exchange Tin (1)	(2)	(201,100)	August 2017	(8,136)
London Metal Exchange Zinc (1)	5	344,594	July 2017	18,792
London Metal Exchange Zinc (1)	(5)	(344,594)	July 2017	(28,608)
London Metal Exchange Zinc (1)	3	206,813	August 2017	17,616
London Metal Exchange Zinc (1)	(1)	(68,938)	August 2017	(5,959)
Long Gilt	12	1,962,593	September 2017	(5,172)
Low Sulphur Gas Oil (1)	(7)	(305,200)	August 2017	(5,664)
Mexican Peso	25	681,125	September 2017	(950)
mini MSCI Emerging Markets Index	(86)	(4,335,690)	September 2017	(62,233)
MSCI Taiwan Stock Index	15	577,950	July 2017	(4,145)
NASDAQ 100 E-mini	5	565,275	September 2017	(8,011)
Natural Gas (1)	(8)	(242,800)	August 2017	(821)
New Zealand Dollar	16	1,170,240	September 2017	14,383
NY Harbor ULSD (1)	(6)	(373,741)	August 2017	(9,537)
OMX Nordic Exchange	61	1,160,489	July 2017	(14,451)
Palladium (1)	4	334,660	September 2017	16,228
Platinum (1)	(5)	(231,600)	October 2017	3,907
RBOB Gasoline (1)	(5)	(317,877)	August 2017	(2,932)
Red Spring Wheat (1)	3	115,763	September 2017	23,314
Robusta Coffee (1)	3	64,470	September 2017	2,243
Russell 2000 Mini Index	10	707,150	September 2017	5,665
S&P/Toronto Stock Exchange 60 Index	20	2,742,751	September 2017	(29,787)
SGX MSCI Singapore Index	39	1,015,402	July 2017	3,554
SGX Nikkei 225 Index	60	5,334,519	September 2017	(17,150)
Silver (1)	(1)	(83,135)	September 2017	662
Soybean (1)	(7)	(334,163)	November 2017	(3,010)
Soybean Meal (1)	(12)	(373,440)	December 2017	(2,208)
Soybean Oil (1)	(9)	(180,036)	December 2017	(4,025)
Sugar No. 11 (1)	(11)	(170,139)	October 2017	5,441
Swiss Franc	3	392,925	September 2017	5,918
U.S. 2 Year Treasury Note	(8)	(1,728,875)	September 2017	1,065
U.S. 10 Year Treasury Note	52	6,527,625	September 2017	(32,396)
U.S. Treasury Long Bond	10	1,536,875	September 2017	(12,636)
Wheat (1)	(88)	(2,314,400)	September 2017	(260,691)
White Sugar (1)	(12)	(242,220)	August 2017	29,084
				$(996,648)

(1) Position held in Subsidiary

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statement of Assets and Liabilities

June 30, 2017

Assets
Investments, at value (cost $144,049,201)	$148,304,701
Purchased options, at value (premiums paid $686,940)	488,950
Total Investments (cost and premiums paid $144,736,141)	148,793,651

Cash	3,023,020
Cash collateral for derivative instruments	22,390,000
Deposits with brokers for derivative instruments	12,797,031
Unrealized appreciation on swaps	712,624
Receivables:
Investment securities sold	3,716,888
Receivable from Broker	1,592
Interest receivable	165,638
Prepaid expenses	3,188
Total Assets	191,603,632

Liabilities
Foreign currency, at value (proceeds $420,272)	455,995
Written options, at value (premiums received $144,683)	75,671
Unrealized depreciation on swaps	413,595
Unrealized depreciation on forward currency contracts	3,915,359
Payables:
Investment securities purchased	248,863
Due to Investment Adviser	138,006
Accrued Distribution fees	374
Other accrued expenses	94,436
Total Liabilities	5,342,299

Net Assets	$186,261,333

COMPONENTS OF NET ASSETS
Paid-in capital	$182,926,078
Undistributed net investment income	2,072,478
Accumulated net realized gain on investments, purchased options, futures and forward currency contracts, written options, foreign currency, and swap contracts	1,782,844
Net unrealized appreciation/depreciation on:
Investments	4,255,500
Purchased options	(197,990)
Futures contracts	(996,648)
Forward currency contracts	(3,915,359)
Written options	69,012
Foreign currency	(35,723)
Translation of assets and liabilities denominated in foreign currency	2,112
Swap contracts	299,029

Net Assets	$186,261,333

Advisor Class:
Net assets applicable to shares outstanding	$102,159
Shares outstanding (unlimited shares authorized with $0.01 par value)	10,535
Net Asset Value, Redemption Price and Offering Price Per Share	$9.70

Institutional Class:
Net assets applicable to shares outstanding	$1,047,587
Shares outstanding (unlimited shares authorized with $0.01 par value)	107,701
Net Asset Value, Redemption Price and Offering Price Per Share	$9.73

Super Institutional Class:
Net assets applicable to shares outstanding	$185,111,587
Shares outstanding (unlimited shares authorized with $0.01 par value)	19,026,015
Net Asset Value, Redemption Price and Offering Price Per Share	$9.73

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statement of Operations

For the Year Ended June 30, 2017

Investment Income
Interest	$457,752
Total Investment Income	457,752

Expenses
Management fees	1,853,371
Administration fees	252,784
Transfer agent fees	85,734
Trustees fees	37,516
Custody fees	36,189
Legal fees	29,800
Registration fees	26,866
Interest expense	24,966
Audit fees	22,514
Miscellaneous expenses	13,972
Compliance fees	13,329
Insurance expense	3,741
Broker fees	3,433
Reports to shareholders	2,384
Distribution fees	254
Shareholder servicing fees	66
Total expenses	2,406,919
Less: Expense waived by the Adviser (Note 3)	(215,730)

Net expenses	2,191,189

Net Investment Loss	(1,733,437)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,402,279)
Purchased options	(1,846,645)
Futures contracts	11,358,725
Forward currency contracts	1,878,591
Written options	1,418,100
Foreign currency	(143,380)
Swap contracts	(2,880,997)
Net realized gain	8,382,115
Net change in unrealized appreciation/depreciation on:
Investments	4,606,664
Purchased options	(143,020)
Futures contracts	(1,776,153)
Forward currency contracts	(4,743,227)
Written options	(376,317)
Foreign currency	(14,208)
Translation of assets and liabilities denominated in foreign currency	2,112
Swap contracts	346,239
Net change in appreciation/depreciation	(2,097,910)

Net realized gain on investments, purchased options, futures and forward currency contracts, written options, foreign currency, and swap contracts	6,284,205

Net Increase in Net Assets from Operations	$4,550,768

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statements of Changes in Net Assets

	For the Year	For the Period
	ended	ended
Operations	June 30, 2017	June 30, 2016
Net investment loss	$(1,733,437)	$(436,091)
Net realized gain (loss) on investments, purchased options, futures and forward currency contracts, written options, foreign currency, and swap contracts	8,382,115	(2,080,957)
Net change in unrealized appreciation/depreciation on investments, purchased options, futures and forward currency contracts, written options, foreign currency, and swap contracts	(2,097,910)	1,577,844
Net increase (decrease) in net assets resulting from operations	4,550,768	(939,204)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Advisor Class *	(355)
Institutional Class **	(4,181)
Super Institutional Class **	(892,348)
Net decrease in net assets resulting from distributions to shareholders	(896,884)	-

CAPITAL TRANSACTIONS
Proceeds from shares sold
Advisor Class *	-	100,000
Institutional Class **	-	15,049,950
Super Institutional Class **	60,784,956	163,415,408
Proceeds from reinvestment of distributions
Advisor Class *	302	-
Institutional Class **	3,554	-
Super Institutional Class **	823,975	-
Cost of units redeemed
Advisor Class *	-	-
Institutional Class **	-	(13,250,018)
Super Institutional Class **	(39,434,899)	(3,946,575)
Net increase in net assets from capital transactions	22,177,888	161,368,765

Total increase in net assets	25,831,772	160,429,561

Net Assets
Beginning of period	160,429,561	-
End of period	$186,261,333	$160,429,561

Undistributed net investment income	$2,072,478	$96,664

CAPITAL SHARE TRANSACTIONS
Advisor Class
Shares sold	-	10,504
Shares reinvested	31	-
Shares redeemed	-	-
Net increase in shares outstanding	31	10,504

Institutional Class
Shares sold	-	1,505,209
Shares reinvested	363	-
Shares redeemed	-	(1,397,871)
Net increase in shares outstanding	363	107,338

Super Institutional Class
Shares sold	6,308,879	17,081,016
Shares reinvested	84,251	-
Shares redeemed	(4,036,390)	(411,741)
Net increase in shares outstanding	2,356,740	16,669,275

* Inception date on May 11, 2016.

** Inception date on July 31, 2015.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Financial Highlights

Advisor Class

For a capital share outstanding throughout the period presented

	For the Year ended June 30, 2017	For the Period May 11, 2016* through June 30, 2016
Net asset value, beginning of period	$9.55	$9.52

Income (loss) from investment operations:
Net investment loss(1)	(0.11)	(0.02)
Net realized and unrealized gain on investments	0.29	0.05	(7)
Total from investment operations	0.18	0.03

Less distributions:
From net investment income	(0.03)	-
Total distributions	(0.03)	-

Net asset value, end of period	$9.70	$9.55

Total return	1.92%	0.32	% (2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$102	$100
Ratio of expenses to average net assets
Before fees waived by the Adviser(4)	1.45%	1.85	% (3)
After fees waived by the Adviser(4)	1.35%	1.46	% (3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-1.23%	-1.65	% (3)
After fees waived by the Adviser(5)	-1.13%	-1.26	% (3)
Portfolio turnover rate	4%	54	% (2)

*    Inception date

(1)   Computed using the average shares method

(2)   Not annualized

(3)   Annualized

(4)   The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2015 and June 30, 2016, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.84% and 1.44%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.45% and 1.34%, respectively.

(5)   The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2015 and June 30, 2016, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were - 1.64% and -1.22%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -1.25% and -1.12%, respectively.

(6)   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

(7)   The amount of net realized and unrealized gain on investment per share for the period ended June 30, 2016 does not accord amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Financial Highlights

Institutional Class

For a capital share outstanding throughout the period presented

	For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.56	$10.00

Income (loss) from investment operations:
Net investment loss (1)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	0.29	(0.35)
Total from investment operations	0.21	(0.44)

Less distributions:
From net investment income	(0.04)	-
Total distributions	(0.04)	-

Net asset value, end of period	$9.73	$9.56

Total return	2.18%	-4.40	% (2)

SUPPLEMENTAL DATA AND RATIOS: Net
assets, end of period (in thousands)	$1,048	$1,026
Ratio of expenses to average net assets
Before fees waived by the Adviser(4)	1.19%	1.55	% (3)
After fees waived by the Adviser (4)	1.09%	1.16	% (3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-0.97%	-1.44	% (3)
After fees waived by the Adviser (5)	-0.87%	-1.05	% (3)
Portfolio turnover rate	4%	54	% (2)

*    Inception date

(1)   Computed using the average shares method

(2)   Not annualized

(3)   Annualized

(4)   The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2015 and June 30, 2016, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.54% and 1.18%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.15% and 1.07%, respectively.

(5)   The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2015 and June 30, 2016, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were - 1.43% and -0.96%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -1.04% and -0.85%, respectively.

(6)   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Financial Highlights

Super Institutional Class

For a capital share outstanding throughout the period presented

	For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.56	$10.00

Income (loss) from investment operations:
Net investment loss (1)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	0.29	(0.38)
Total from investment operations	0.21	(0.44)

Less distributions:
From net investment income	(0.04)
Total distributions	(0.04)	-

Net asset value, end of period	$9.73	$9.56

Total return	2.18%	-4.40	% (2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$185,112	$159,304
Ratio of expenses to average net assets
Before fees waived by the Adviser(4)	1.17%	1.45	% (3)
After fees waived by the Adviser(4)	1.06%	1.06	% (3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-0.95%	-1.05	% (3)
After fees waived by the Adviser(5)	-0.84%	-0.66	% (3)
Portfolio turnover rate(6)	4%	54	% (2)

*    Inception date

(1)   Computed using the average shares method

(2)   Not annualized

(3)   Annualized

(4)   The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2015 and June 30, 2016, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.44% and 1.15%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.05% and 1.05%, respectively.

(5)   The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2015 and June 30, 2016, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were - 1.04% and -0.93%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -0.65% and -0.83%, respectively.

(6)   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The inception date of the Fund was July 31, 2015. The Fund currently offers three classes of shares: Advisor Class, Institutional Class, and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At June 30, 2017 the Fund’s investment in the Subsidiary represented 1.12% of the Fund’s net assets.  The results from operations of Subsidiary were as follows:

Net investment loss	$(30,234)
Net realized loss	(274,857)
Net change in unrealized appreciation (depreciation)	(301,585)
Net decrease in net assets resulting from Operations	$(606,676)

The consolidated financial statements of the Fund include the financial statements of the Subsidiary.

All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

At June 30, 2017, the investment held in the Subsidiary was $2,091,162; there were $234,470 of unrealized losses in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts. There were 841 options and 428 futures contracts as detailed in the Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.  Over-the-counter derivatives are valued by an

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

independent pricing service using a series of techniques, including simulation pricing models.  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of June 30, 2017:

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
Investments
Purchased Options	$183,445	$305,505	$-	$488,950
Short-Term Investments	-	148,304,701	-	148,304,701
Total Investments	$183,445	$148,610,206	$-	$148,793,651

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Written Options	$(18,196)	$(57,475)	$-	$(75,671)
Forward Currency Contracts	-	(3,915,359)	-	(3,915,359)
Total Return Swaps	-	126,404	-	126,404
Inflation Swaps	-	380,668	-	380,668
Interest Rate Swaps	-	(208,043)	-	(208,043)
Future Contracts	(996,648)	-	-	(996,648)
Total Other Financial Instruments	$(1,014,844)	$(3,673,805)	$-	$(4,688,649)

* Forward Currency Contracts, Total Return Swaps, Inflation Swaps, Interest Rate Swaps and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at year end. There were no Level 3 securities held at year end.

(b) Derivatives

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund implements its investment strategy by investing either directly, or through derivatives, in a broad range of instruments, including, but not limited to, equities, fixed income, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options, and swaps.  Specific types of derivative instruments used by the Fund for the year ended June 30, 2017, include purchased and written options; forward currency and futures contracts; and credit default, interest rate, inflation, and total return swaps.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

The Fund both purchased and wrote currency options contracts during the year ended June 30, 2017. The Fund had purchased and written option contracts outstanding as listed on the Consolidated Schedule of Investments.

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract.  A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future. The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

The Fund entered into forward currency and futures contracts during the year ended June 30, 2017. The Fund had outstanding forward currency and futures contracts as listed on the Consolidated Schedule of Investments.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.

The Fund enters into interest rate swaps.  The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments.  The value of an interest rate swap will change based on the spread between the rates.

The Fund invests in inflation swaps.  The two parties exchange the return based on inflation index for a fixed coupon payment.  The value of the Fund’s position changes based on the change in the underlying inflation index value.

The Fund may also engages in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor.

Changes in value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of June 30, 2017:

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

Consolidated Statement of Assets and Liabilities Location

Assets
		Unrealized Appreciation	Unrealized	Unrealized
Risk Exposure	Purchased	on Forward	Appreciation on	Appreciation on
Category	Options	Currency Contracts	Swaps	Futures (1)
Interest rate (2)	$-	$-	$529,043	$240,622
Currency	250,694	-	-	73,193
Equity	137,929	-	183,581	9,219
Commodity	-	-	-	462,928
Volatility	100,327	-	-	-
Total	$488,950	$-	$712,624	$785,962

Liabilities
		Unrealized Depreciation	Unrealized	Unrealized
Risk Exposure	Written	on Forward	Depreciation on	Depreciation on
Category	Options	Currency Contracts	Swaps	Futures (1)
Interest rate (2)	$-	$-	$(356,418)	$(420,805)
Currency	-	(3,915,359)	-	(61,666)
Equity	(18,196)	-	(57,177)	(852,761)
Commodity	-	-	-	(447,378)
Volatility	(57,475)	-	-	-
Total	$(75,671)	$(3,915,359)	$(413,595)	$(1,782,610)

(1) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.  Only the current daily variation margin is reported on the Fund’s Consolidated Statement of Assets and Liabilities.

(2) Includes inflation swaps.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the year ended June 30, 2017:

Amount of Realized Gain / (Loss) on Derivatives
			Forward
Risk Exposure	Purchased	Future	Currency	Written	Swap
Category	Options	Contracts	Contracts	Options	Contracts	Total
Interest rate (1)	$(627,940)	$101,515	$-	$194,355	$710,463	$378,393
Commodity	-	(479,234)	-	-	-	(479,234)
Credit	-	-	-	-	(1,014,515)	(1,014,515)
Currency	863,608	(242,881)	1,878,591	184,056	-	2,683,374
Equity	(2,715,661)	11,979,325	-	1,116,563	(2,576,945)	7,803,282
Volatility	633,348	-	-	(76,874)	-	556,474
Total	$(1,846,645)	$11,358,725	$1,878,591	$1,418,100	$(2,880,997)	$9,927,774

Change in Unrealized Gain / (Loss) on Derivatives
			Forward
Risk Exposure	Purchased	Future	Currency	Written	Swap
Category	Options	Contracts	Contracts	Options	Contracts	Total
Interest rate (1)	$-	$(180,600)	$-	$-	$172,625	$(7,975)
Commodity	-	(290,764)	-	-	-	(290,764)
Credit	-	-	-	-	1,458	1,458
Currency	(133,997)	(128,741)	(4,743,227)	(445,329)	-	(5,451,294)
Equity	37,647	(1,176,048)	-	32,822	172,156	(933,423)
Volatility	(46,670)	-	-	36,190	-	(10,480)
Total	$(143,020)	$(1,776,153)	$(4,743,227)	$(376,317)	$346,239	$(6,692,478)

(1) Includes inflation risk

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

The average monthly volume of derivative instruments held by the Fund during the year ended June 30, 2017 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Credit default swap	Notional Amount	15,244,429	EUR
Interest rate swap *	Notional Amount	$105,947,713
Total return swaps – Long	Notional Amount	$18,130,802
Total return swaps – Short	Notional Amount	$(12,098,352)
Forward currency contracts	Notional Amount	$248,582,365
Futures – Long	Notional Amount	$121,532,810
Futures – Short	Notional Amount	$(57,366,695)
Purchased options	Contracts	1,557
Purchased binary options	Notional Amount	$957,333
Purchased currency options	Notional Amount	$52,836,129
Written options	Contracts	(946)
Written currency options	Notional Amount	$(28,525,459)

*Includes inflation swaps

The following table shows the Fund’s written options transactions for the year ended June 30, 2017:

	Contracts	Notional	Premiums
Balance at June 30, 2016	-	$(93,844,860)	$(627,103)
Options written	(8,101)	(216,135,350)	(3,329,736)
Option assignments	-	-	-
Options purchased to cover	4,035	255,614,210	2,796,026
Option expirations	2,011	54,366,000	1,016,130
Balance at June 30, 2017	(2,055)	$-	$(144,683)

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2017:

				Gross Amounts not offset in
				the Consolidated Statement of
				Assets and Liabilities
		Gross	Net Amounts
		Amounts	Presented in
		Offset in the	the
	Gross	Consolidated	Consolidated		Cash
	Amounts of	Statement of	Statement of	Offsetting	Collateral
	Recognized	Assets &	Assets &	Derivative	Pledged	Net
Counterparty	Assets	Liabilities	Liabilities	Position	(Received)(1)	Amount
Assets:
Purchased Options
J.P. Morgan Chase	$305,505	$-	$305,505	$-	$-	$305,505
Morgan Stanley	183,445	-	183,445	(75,671)	-	107,774

Futures Contracts (2)
Morgan Stanley	785,962	(785,962)	-	-	-	-

Forward Contracts
J.P. Morgan Chase	1,066,538	(1,066,538)	-	-	-	-

Swaps Contracts
J.P. Morgan Chase	712,624	-	712,624	(413,595)	-	299,029
	$3,054,074	$(1,852,500)	$1,201,574	$(489,266)	$-	$712,308

Liabilities:
Written Options
Morgan Stanley	$(75,671)	$-	$(75,671)	$75,671	$-	$-

Futures Contracts (2)
Morgan Stanley	(1,782,610)	785,962	(996,648)	-	996,648	-

Forward Contracts
J.P. Morgan Chase	(4,981,897)	1,066,538	(3,915,359)	-	3,915,359	-

Swaps Contracts
J.P. Morgan Chase	(413,595)	-	(413,595)	413,595	-	-
	$(7,253,773)	$1,852,500	$(5,401,273)	$489,266	$4,912,007	$-

(1)   Any over-collateralization of total financial instruments or cash is not shown.

(2)   Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.  Only the current daily variation margin is reported on the Fund’s Consolidated Statement of Assets and Liabilities.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities.  As of and during the year ended June 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the Consolidated Statement of Operations. As of June 30, 2017, the tax period ended June 30, 2016 is subject to examination.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

(g) Restricted Cash & Deposits with Broker

At June 30, 2017, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments.  On June 30, 2017, the Fund had pledged the following amounts as collateral for open currency contracts, and written options:

Counterparty	Amount Pledged (1)	Deposits with Brokers
J.P. Morgan Chase	$22,390,000	$2,661,666
Morgan Stanley	-	10,135,365
Total	$22,390,000	$12,797,031

(1) Excludes non-pledged cash or collateral held by broker.

The amount presented as Receivable from Broker on the Consolidated Statement of Assets and Liabilities includes cash and variation margin.

(h) Cash – Concentration in Uninsured Cash

For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2017, the Fund held $24,913,020 as cash reserves at U.S. Bank in excess of the FDIC insurance limit.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.30%, 1.05%, and 1.05% of average daily net assets for Advisor, Institutional, and Super Institutional Class, respectively, excluding shareholder servicing fees, taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. Prior to October 31, 2016, the Fund’s expenses were capped at 1.45%, 1.15% and 1.05% of average daily net assets for Advisor, Institutional, and Super Institutional Classes, respectively, and shareholder servicing fees were subject to the expense cap.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

At June 30, 2017, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Year
waived/reimbursed	Amount	Expiration
2016	$ 229,053	June 30, 2019
2017	215,730	June 30, 2020
	$ 444,783

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and transfer agent.  U.S. Bank, N.A. serves as the Fund’s custodian.  Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $37,516 for their services and reimbursement of travel expenses during the year ended June 30, 2017. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended June 30, 2017, were as follows:

Purchases	$6,916,936
Sales	$6,543,266

Note 5 – Federal Income Tax Information

At June 30, 2017, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$139,488,413
Gross Unrealized Appreciation	11,674,864
Gross Unrealized Depreciation	(2,858,576)
Net Unrealized Appreciation (Depreciation) on Investments	8,816,288

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2017, permanent differences in book and tax accounting have been reclassified to capital, undistributed net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
Undistributed Net	Accumulated Net
Investment Income	Realized Gain/(Loss)	Paid In Capital
$ 4,606,135	$ (4,301,044)	$ (305,091)

The tax character of distributions paid during the year ended June 30, 2017 was as follows:

Distributions paid from:
Ordinary Income	$896,884
Long Term Capital Gain	-
Total Distributions Paid	$896,884

As of June 30, 2017, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$-
Undistributed Long-term Capital Gains	1,007,722
Accumulated Earnings	1,007,722
Unrealized Appreciation (Depreciation)	8,816,288
Capital Loss carryforward	-
Other book/tax temporary differences	(6,488,755)
Total Accumulated Earnings (Deficit)	$3,335,255

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2017, the Fund deferred, on a tax basis, post-October losses of $1,414,160.

Note 6 – Commitments and Contingencies

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2017

Note 7 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to June 30, 2017 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 8 – New Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X are effective for reporting periods ending after August 1, 2017.  Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of Fulcrum Diversified Absolute Return Fund

We have audited the accompanying statement of assets and liabilities of Fulcrum Diversified Absolute Return Fund, a series of shares of beneficial interest in Trust for Advised Portfolios, (the “Fund”) including the schedule of investments, as of June 30, 2017, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from July 31, 2015 (inception date) through June 30, 2016.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian, counterparties, and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fulcrum Diversified Absolute Return Fund as of June 30, 2017, and the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the year then ended and for the period from July 31, 2015 through June 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 29, 2017

Fulcrum Diversified Absolute Return Fund
Additional Information

June 30, 2017 (Unaudited)

Form N-Q

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-855-538-5278 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Tax Information

For the fiscal year ended June 30, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2017, was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Fulcrum Diversified Absolute Return Fund

TRUSTEES AND OFFICER INFORMATION (Unaudited)

				Number of
				Portfolios in	Other
		Term of		Fund	Directorships(3)
	Position(s)	Office(1)		Complex(2)	Held During Past
Name, Address	Held with	and Length of	Principal Occupation(s)	Overseen by	5 Years
and Age	Trust	Time Served	During Past 5 Years	Trustee	by Trustee
Independent Trustees(4)

John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Private Investor. Previously Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provided strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.	1	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 – 2016)

Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 –2014). Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.	1	None

Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	1	None

Interested Trustee(5)
Ian Martin 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1968	Trustee and Chairman	Trustee Since 2013 Chairman Since 2015	Executive Vice President, U.S. Bancorp Fund Services, LLC.	1	None

Fulcrum Diversified Absolute Return Fund

TRUSTEES AND OFFICER INFORMATION (Continued)

	Position(s) Held	Term of Office(1) and	Principal Occupation(s)
Name, Address and Age	with Trust	Length of Time Served	During Past 5 Years
Officers
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	President and Principal Executive Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present)
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present)
Eric W. Pinciss, Esq. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1975	Secretary	Since 2015	Vice President, U.S. Bancorp Fund Services, LLC (2012 to present); Contract Attorney, various law firms (2009-2012)

(1)              Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

(2)              The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)              “Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)              The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)              Mr. Martin is an “interested person” of the Trust as defined by the 1940 Act. Mr. Martin is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s distributor.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Fulcrum Asset Management LLP
Marble Arch House
66 Seymour Street
London W1H
5BT United Kingdom

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio, and Harry E. Resis are the “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Fulcrum Diversified Absolute Return Fund

	FYE 06/30/2017	FYE 06/30/2016
Audit Fees	$18,000	$18,000
Audit-Related Fees	None	None
Tax Fees	$4,500	$4,500
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Fulcrum Diversified Absolute Return Fund

	FYE 06/30/2017	FYE 06/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Fulcrum Diversified Absolute Return Fund

Non-Audit Related Fees	FYE 06/30/2017	FYE 06/30/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)  The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher Kashmerick
Christopher E. Kashmerick, President

Date	9/1/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher Kashmerick
Christopher E. Kashmerick, President

	Date	9/1/17

By	/s/ Russell Simon
Russell B. Simon, Treasurer

	Date	9/1/17